Convertible Notes Payable	9 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Convertible Notes Payable

Note 11 — Convertible Notes Payable

On August 1, 2019, the Company issued two convertible promissory notes for an aggregate principal amount of $25.0 million (the “RTW Convertible Promissory Notes”) payable to the RTW Entities, investors of the Company. The RTW Convertible Promissory Notes accrued interest at 5% per annum and had a maturity date of March 31, 2020, the date upon which all unpaid interest and principal would have been due and payable. Prepayment of the RTW Convertible Promissory Notes prior to the maturity date was not permitted without the consent of the note holders of at least a majority of the outstanding principal amount of the convertible promissory notes issued by the Company. On September 26, 2019, such consent was obtained and $2.5 million aggregate principal amount of the RTW Convertible Promissory Notes was prepaid and the accrued interest on such principal amount was forgiven, bringing the aggregate principal balance of the RTW Convertible Promissory Notes to $22.5 million.

On September 26, 2019, the Company issued four convertible promissory notes for an aggregate principal amount of $10.0 million (the “BVF Convertible Promissory Notes”) payable to entities affiliated with Biotechnology Value Fund, L.P. (“BVF”) under the same terms as the RTW Convertible Promissory Notes.

The RSL Convertible Promissory Note (see Note 5), RTW Convertible Promissory Notes and BVF Convertible Promissory Notes (together, the “Convertible Promissory Notes”) included various conversion and redemption rights upon merger, certain financing events, change in control or maturity.

Immediately prior to the closing of the Business Combination, the Convertible Promissory Notes were automatically converted into an aggregate of 7,156,495 ISL Shares, which were then exchanged for an aggregate of 3,500,000 shares of the Company’s common stock upon the closing of the Business Combination. Accrued interest of $0.6 million on the Convertible Promissory Notes was waived and cancelled immediately prior to the closing of the Business Combination in accordance with the terms of the Convertible Promissory Notes and was recorded within additional paid-in capital on the accompanying condensed combined and consolidated statement of stockholders’ equity upon conversion of the underlying notes.